Share-based payments - Disclosure of Detailed Information About Models Used for the Valuation of the Share Options (Detail)	12 Months Ended
	Dec. 31, 2023 USD ($) yr $ / shares	Dec. 31, 2022 USD ($) yr $ / shares
Binomial [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $	$ 0.46
Expected life of share options (years)	9.85
Weighted average share price | $ / shares	$ 0.52
Binomial [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $		$ 0.27
Expected life of share options (years)		10
Weighted average share price | $ / shares		$ 0.28
Monte Carlo [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average share price | $ / shares	$ 0.59
Monte Carlo [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $		$ 0.03
Expected volatility (%)		63.11%
Risk–free interest rate (%)		2.14%
Weighted average share price | $ / shares		$ 0.24
Top of range [member] | Binomial [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	67.66%
Risk–free interest rate (%)	4.59%
Top of range [member] | Binomial [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)		67.38%
Risk–free interest rate (%)		3.72%
Top of range [member] | Monte Carlo [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $	$ 0.58
Expected volatility (%)	61.16%
Risk–free interest rate (%)	3.82%
Expected life of share options (years)	8.75
Top of range [member] | Monte Carlo [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected life of share options (years)		9.53
Bottom of range [member] | Binomial [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)	66.48%
Risk–free interest rate (%)	3.48%
Bottom of range [member] | Binomial [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected volatility (%)		64.78%
Risk–free interest rate (%)		1.81%
Bottom of range [member] | Monte Carlo [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Weighted average fair values at the measurement date | $	$ 0.23
Expected volatility (%)	61.07%
Risk–free interest rate (%)	3.76%
Expected life of share options (years)	8.72
Bottom of range [member] | Monte Carlo [Member] | Dada Share Incentive Plans [Member]
Disclosure Of Models Used For The Valuation Of The Share Options [Line Items]
Expected life of share options (years)		9.13